Equity (Details) - USD ($)	1 Months Ended
	Aug. 31, 2023	Feb. 28, 2023	Jan. 31, 2025	Dec. 31, 2024	Oct. 16, 2023	Oct. 12, 2023
Equity
Period of shares purchased under a stock repurchase plan	12 months
100 million Repurchase Plan
Equity
Amount of stock repurchase plan authorized		$ 100,000,000
Maximum invest amount for repurchasing shares		$ 100,000,000
Period of shares purchased under a stock repurchase plan		12 months
Additional period of shares purchased under a stock repurchase plan		2 months
Amount remaining of a stock repurchase plan authorized						$ 4,160,138
200 million Repurchase Plan
Equity
Amount of stock repurchase plan authorized	$ 200,000,000			$ 200,000,000
Maximum invest amount for repurchasing shares	200,000,000
Amount remaining of a stock repurchase plan authorized					$ 130,504,940
150 million repurchase plan
Equity
Amount of stock repurchase plan authorized			$ 150,000,000
Maximum invest amount for repurchasing shares			$ 150,000,000
Repurchase Plan | 200 million Repurchase Plan
Equity
Maximum invest amount for repurchasing shares	200,000,000
Board of Directors | 200 million Repurchase Plan
Equity
Amount of stock repurchase plan authorized	$ 200,000,000
Treasury shares
Equity
Ordinary shares issued (in shares)				58,070,185
Constituted issued and paid up share capital percentage				21.20%